STATEMENT OF INVESTMENTS
BNY Mellon International Bond Fund

July 31, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.0%
Australia - 3.6%
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	11,850,000		10,909,671
Driver Australia Four Trust, Ser. 4, Cl. A, 1 Month BBSW +.95%	AUD	1.04	8/21/2025	83,835	[b]	59,869
Driver Australia Six Trust, Ser. 6, Cl. A, 1 Month BBSW +.90%	AUD	0.99	12/21/2027	1,775,351	[b]	1,261,172
Queensland Treasury, Govt. Gtd. Bonds	AUD	1.75	7/20/2034	3,900,000	[c]	2,772,718
					15,003,430
Brazil - .5%
Brazil, Sr. Unscd. Notes		3.88	6/12/2030	2,100,000		2,143,596
Canada - 2.3%
BMW Canada Auto Trust, Ser. 2019-1, Cl. A3	CAD	2.35	2/20/2024	1,600,000		1,214,708
Canada, Bonds	CAD	1.25	6/1/2030	5,550,000		4,455,911
Enbridge, Gtd. Notes		4.00	11/15/2049	1,500,000		1,687,618
Ford Auto Securitization Trust, Ser. 2019-AA, Cl. A2	CAD	2.35	6/15/2023	1,314,421	[c]	989,037
Silver Arrow Canada, Ser. 2018-1A, Cl. A3	CAD	3.17	8/15/2025	1,250,000	[c]	954,151
Teck Resources, Sr. Unscd. Notes		6.25	7/15/2041	315,000		352,995
					9,654,420
Cayman Islands - 1.1%
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	660,000		798,674
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%		1.37	7/20/2031	1,400,000	[b,c]	1,373,367
Sands China, Sr. Unscd. Notes		4.38	6/18/2030	1,000,000	[c]	1,054,150
Taconic Park CLO, Ser. 2016-1A, Cl. A1R, 3 Month LIBOR +1.00%		1.27	1/20/2029	1,300,000	[b,c]	1,278,157
					4,504,348
Chile - .1%
VTR Comunicaciones, Sr. Scd. Notes		5.13	1/15/2028	375,000	[c]	399,844
China - 4.0%
China, Bonds, Ser. 1827	CNY	3.25	11/22/2028	67,800,000		9,876,713
China Development Bank, Unscd. Bonds, Ser. 1905	CNY	3.48	1/8/2029	49,000,000		6,934,207
					16,810,920
Croatia - .7%
Croatia, Sr. Unscd. Bonds	EUR	2.75	1/27/2030	2,000,000	[d]	2,751,830

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 95.0% (continued)
Cyprus - 1.3%
Cyprus, Sr. Unscd. Notes	EUR	1.25	1/21/2040	1,800,000	2,076,740
Cyprus, Sr. Unscd. Notes	EUR	2.75	5/3/2049	2,220,000	3,248,932
					5,325,672
France - 1.9%
Credit Agricole, Sub. Notes		3.25	1/14/2030	630,000	693,422
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	1,600,000	2,167,226
Engie, Jr. Sub. Bonds	EUR	1.38	4/16/2023	1,500,000	1,759,780
Orange, Sr. Unscd. Notes	EUR	0.03	9/4/2026	2,800,000	3,270,297
					7,890,725
Germany - 1.8%
Allianz, Sub. Notes	EUR	5.63	10/17/2042	1,800,000	2,343,907
Bundesobligation, Bonds, Ser. 179	EUR	0.29	4/5/2024	700,000	848,167
Germany, Bonds	EUR	2.50	8/15/2046	2,200,000	4,439,818
					7,631,892
Greece - 2.1%
Hellenic Republic, Bonds	EUR	1.50	6/18/2030	3,725,000	[c] 4,561,770
Hellenic Republic, Sr. Unscd. Notes	EUR	2.00	4/22/2027	3,475,000	[c] 4,414,931
					8,976,701
Hungary - .3%
Hungary, Sr. Unscd. Notes		7.63	3/29/2041	825,000	1,445,504
Indonesia - .8%
Indonesia, Sr. Unscd. Notes	EUR	1.40	10/30/2031	1,065,000	1,217,923
Indonesia, Sr. Unscd. Notes	EUR	3.75	6/14/2028	860,000	1,181,470
Perusahaan Listrik Negara, Sr. Unscd. Notes	EUR	1.88	11/5/2031	940,000	1,066,913
					3,466,306
Ireland - 1.1%
AerCap Global Aviation Trust, Gtd. Notes		2.88	8/14/2024	650,000	620,555
AerCap Global Aviation Trust, Gtd. Notes		4.45	10/1/2025	500,000	490,266
AerCap Global Aviation Trust, Gtd. Notes		6.50	7/15/2025	650,000	698,134
Ireland, Bonds	EUR	2.00	2/18/2045	1,610,000	2,637,549
					4,446,504
Italy - 2.5%
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds	EUR	1.65	12/1/2030	2,825,000	[c] 3,514,726
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds	EUR	2.70	3/1/2047	5,150,000	[c] 7,092,278
					10,607,004
Japan - 11.3%
Japan, Bonds, Ser. 21	JPY	0.10	3/10/2026	2,487,352,032	[e] 23,420,186

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 95.0% (continued)
Japan - 11.3% (continued)
Japan (10 Year Issue), Bonds, Ser. 348	JPY	0.10	9/20/2027	645,950,000	6,201,873
Japan (20 Year Issue), Bonds, Ser. 156	JPY	0.40	3/20/2036	1,714,200,000	16,524,575
Takeda Pharmaceutical, Sr. Unscd. Notes	EUR	2.00	7/9/2040	1,125,000	1,411,070
					47,557,704
Kazakhstan - .1%
Development Bank of Kazakhstan, Sr. Unscd. Notes		4.13	12/10/2022	475,000	501,933
Luxembourg - 1.8%
CK Hutchison Group Telecom Finance, Gtd. Notes	EUR	1.13	10/17/2028	2,315,000	2,751,729
DH Europe Finance II, Gtd. Bonds	EUR	0.20	3/18/2026	2,325,000	2,731,891
Medtronic Global Holdings, Gtd. Notes	EUR	1.63	3/7/2031	475,000	629,952
Novartis Finance, Gtd. Bonds	EUR	1.38	8/14/2030	1,075,000	1,420,954
					7,534,526
Malaysia - 1.1%
Malaysia, Bonds, Ser. 219	MYR	3.89	8/15/2029	7,530,000	1,965,383
Petronas Capital, Gtd. Notes		4.55	4/21/2050	1,950,000	[c] 2,685,190
					4,650,573
Mexico - .2%
Infraestructura Energetica Nova, Sr. Unscd. Notes		4.88	1/14/2048	755,000	[d] 741,255
Netherlands - 5.1%
ABN AMRO Bank, Sub. Notes	EUR	2.88	1/18/2028	1,100,000	1,358,291
Cooperatieve Rabobank, Sub. Bonds	EUR	2.50	5/26/2026	2,141,000	2,554,626
EDP Finance, Sr. Unscd. Notes	EUR	0.38	9/16/2026	2,300,000	2,712,590
Enel Finance International, Gtd. Notes	EUR	0.38	6/17/2027	2,315,000	2,735,623
Iberdrola International, Gtd. Notes	EUR	2.63	3/26/2024	1,400,000	1,730,813
ING Groep, Sub. Bonds	EUR	2.00	3/22/2030	900,000	1,098,384
ING Groep, Sub. Notes	EUR	3.00	4/11/2028	2,100,000	2,613,974
Mamoura Diversified Global Holding, Gtd. Notes		2.50	11/7/2024	755,000	795,566
VEON Holdings, Sr. Unscd. Notes		3.95	6/16/2021	1,400,000	1,421,175
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/2024	950,000	1,181,620
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	2,485,000	2,933,254
WPC Eurobond, Gtd. Notes	EUR	2.13	4/15/2027	195,000	242,379
					21,378,295
Philippines - .6%
Philippine, Sr. Unscd. Notes	EUR	0.14	2/3/2023	1,500,000	1,752,569
Philippine, Sr. Unscd. Notes	EUR	0.88	5/17/2027	750,000	882,389
					2,634,958

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.0% (continued)
Portugal - 2.1%
Portugal, Sr. Unscd. Bonds	EUR	3.88	2/15/2030	4,125,000	[c]	6,499,724
Portugal Obrigacoes do Tesouro OT, Sr. Unscd. Notes	EUR	0.90	10/12/2035	1,925,000	[c]	2,336,131
					8,835,855
Romania - .6%
Romania, Bonds	EUR	3.62	5/26/2030	1,600,000	[c]	2,089,574
Romania, Sr. Unscd. Notes	EUR	2.50	2/8/2030	405,000	[c]	487,438
					2,577,012
Serbia - .6%
Serbia, Sr. Unscd. Notes	EUR	3.13	5/15/2027	2,100,000	[c]	2,637,577
Singapore - 1.6%
Singapore, Bonds	SGD	2.63	5/1/2028	6,560,000		5,464,064
Temasek Financial I, Gtd. Notes	EUR	1.25	11/20/2049	950,000		1,249,634
					6,713,698
Spain - 7.8%
Banco Santander, Covered Notes	EUR	0.88	5/9/2031	1,500,000		1,960,826
Banco Santander, Sub. Notes	EUR	2.50	3/18/2025	2,300,000		2,860,561
Spain, Bonds	EUR	0.60	10/31/2029	5,075,000	[c]	6,190,020
Spain, Sr. Unscd. Bonds	EUR	1.20	10/31/2040	4,850,000	[c]	6,044,432
Spain, Sr. Unscd. Bonds	EUR	1.25	10/31/2030	1,450,000	[c]	1,866,170
Spain, Sr. Unscd. Bonds	EUR	2.90	10/31/2046	6,725,000	[c]	11,312,754
Telefonica Emisiones, Gtd. Notes	EUR	1.53	1/17/2025	2,100,000		2,629,243
					32,864,006
Supranational - 1.2%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	1,635,000		1,727,696
Corp. Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	1,300,000		1,342,790
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	1,850,000		1,999,203
					5,069,689
Sweden - 1.1%
Sweden, Bonds, Ser. 1061	SEK	0.75	11/12/2029	38,125,000	[c]	4,681,594
Thailand - 2.3%
PTT Treasury Center, Gtd. Notes		3.70	7/16/2070	525,000	[c]	587,969
Thailand, Bonds	THB	2.88	12/17/2028	243,270,000		8,863,407
					9,451,376
Ukraine - .9%
Ukraine, Sr. Unscd. Notes		1.16	5/31/2040	725,000		640,139
Ukraine, Sr. Unscd. Notes		7.25	3/15/2033	1,600,000	[c]	1,552,000
Ukraine, Sr. Unscd. Notes		7.75	9/1/2020	1,425,000		1,426,052
					3,618,191

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.0% (continued)
United Arab Emirates - ..4%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/2047	1,225,000	[c]	1,538,808
United Kingdom - 10.4%
Anglo American Capital, Gtd. Notes	EUR	1.63	3/11/2026	2,430,000		2,955,216
Anglo American Capital, Gtd. Notes	EUR	1.63	9/18/2025	325,000		398,036
Barclays, Jr. Sub. Bonds		7.88	3/15/2022	850,000		874,718
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	2,375,000		2,974,541
BP Capital Markets, Gtd. Bonds		4.38	6/22/2025	2,975,000		3,119,288
Lanark Master Issuer, Ser. 2020-1A, Cl. 2A, 3 Month SONIA +.57%	GBP	0.92	12/22/2069	1,025,000	[b,c]	1,344,815
Penarth Master Issuer, Ser. 2019-1A, Cl. A2, 1 Month SONIA +.70%	GBP	0.76	7/18/2024	1,180,000	[b,c]	1,543,792
Rolls-Royce, Gtd. Notes	EUR	2.13	6/18/2021	425,000		496,659
Silverstone Master Issuer, Ser. 2019-1A, Cl. 2A, 3 Month SONIA +.75%	GBP	0.82	1/21/2070	1,254,000	[b,c]	1,656,533
Silverstone Master Issuer, Ser. 2020-1A, Cl. 1A, 3 Month SONIA +.47%	GBP	0.54	1/21/2070	1,150,000	[b,c]	1,508,850
United Kingdom, Bonds	GBP	1.50	7/22/2047	1,165,000		1,860,161
United Kingdom, Bonds	GBP	3.50	1/22/2045	11,175,000		24,223,215
Vodafone Group, Jr. Sub. Bonds	EUR	3.10	1/3/2079	771,000		923,109
					43,878,933
United States - 21.6%
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/2024	2,180,000		2,669,762
Air Products & Chemicals, Sr. Unscd. Notes	EUR	0.50	5/5/2028	1,025,000		1,225,445
Air Products & Chemicals, Sr. Unscd. Notes	EUR	0.80	5/5/2032	275,000		331,118
Ally Financial, Sub. Notes		5.75	11/20/2025	1,075,000		1,214,975
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/17/2036	1,212,049	[c]	1,302,140
AT&T, Sr. Unscd. Notes	EUR	0.25	3/4/2026	1,000,000		1,164,237
AT&T, Sr. Unscd. Notes	EUR	1.80	9/14/2039	800,000		937,107
AT&T, Sr. Unscd. Notes	EUR	2.05	5/19/2032	600,000		766,069
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%		1.13	11/25/2034	1,250,000	[b,c]	1,219,347
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.16	3/12/2025	2,250,000		2,645,480
Cameron LNG, Sr. Scd. Notes		2.90	7/15/2031	600,000	[c]	667,779
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D		3.37	7/15/2024	365,000		370,386
Carrier Global, Sr. Unscd. Notes		2.49	2/15/2027	1,050,000	[c]	1,107,826
Carrier Global, Sr. Unscd. Notes		2.72	2/15/2030	350,000	[c]	370,653
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	865,000	[c]	917,899
Centene, Sr. Unscd. Notes		3.38	2/15/2030	275,000		292,533

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.0% (continued)
United States - 21.6% (continued)
CenturyLink, Sr. Scd. Notes		4.00	2/15/2027	160,000	[c]	167,330
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. A, 1 Month LIBOR +.95%		1.12	11/15/2036	1,075,000	[b,c]	1,067,149
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%		1.67	6/15/2034	871,240	[b,c]	820,156
Cheniere Corpus Christi Holdings, Sr. Scd. Notes		3.70	11/15/2029	1,850,000	[c]	1,964,562
Comcast, Gtd. Notes	EUR	0.75	2/20/2032	2,400,000		2,877,905
Concho Resources, Gtd. Notes		3.75	10/1/2027	1,075,000		1,178,347
Crown Americas, Gtd. Notes		4.75	2/1/2026	1,075,000		1,125,568
CyrusOne, Gtd. Notes	EUR	1.45	1/22/2027	2,475,000		2,867,463
CyrusOne, Gtd. Notes		2.90	11/15/2024	225,000		242,796
CyrusOne, Gtd. Notes		3.45	11/15/2029	650,000		715,237
Danaher, Sr. Unscd. Notes	EUR	2.50	3/30/2030	375,000		519,710
Dell Equipment Finance Trust, Ser. 2018-2, Cl. C		3.72	10/22/2023	1,300,000	[c]	1,324,362
Dell International, Sr. Scd. Notes		6.02	6/15/2026	700,000	[c]	821,240
Diamondback Energy, Gtd. Notes		2.88	12/1/2024	1,285,000		1,307,270
Diamondback Energy, Gtd. Notes		5.38	5/31/2025	650,000		675,135
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/2024	1,275,000		1,621,566
DT Auto Owner Trust, Ser. 2019-4A, Cl. B		2.36	1/16/2024	975,000	[c]	990,155
Edison International, Sr. Unscd. Notes		4.13	3/15/2028	540,000		582,704
Elanco Animal Health, Sr. Unscd. Notes		5.65	8/28/2028	775,000		902,391
Energy Transfer Operating, Gtd. Notes		4.20	4/15/2027	600,000		628,017
Energy Transfer Operating, Gtd. Notes		5.25	4/15/2029	685,000		744,482
Energy Transfer Operating, Jr. Sub. Debs., Ser. A		6.25	2/15/2023	680,000		484,837
Energy Transfer Operating, Jr. Sub. Debs., Ser. F		6.75	5/15/2025	260,000	[d]	210,600
EQT, Sr. Unscd. Notes		3.00	10/1/2022	1,555,000	[d]	1,547,886
Fidelity National Information Services, Sr. Unscd. Notes	EUR	1.50	5/21/2027	2,195,000		2,763,676
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	1,325,000		1,052,170
Genesis Energy, Gtd. Notes		7.75	2/1/2028	799,000		771,315
HCA, Gtd. Notes		3.50	9/1/2030	348,000		366,139
HCA, Gtd. Notes		5.88	2/1/2029	435,000		530,354
Healthcare Trust of America Holdings, Gtd. Notes		3.10	2/15/2030	730,000		770,897

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.0% (continued)
United States - 21.6% (continued)
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A, 1 Month LIBOR +.70%		0.87	1/15/2033	1,075,000	[b,c]	1,049,982
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B, 1 Month LIBOR +1.05%		1.22	1/15/2033	725,000	[b,c]	705,856
Invitation Homes Trust, Ser. 2018-SFR4, Cl. A, 1 Month LIBOR +1.10%		1.28	1/17/2038	1,681,976	[b,c]	1,683,539
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS, 3 Month LIBOR +.90%		1.26	11/25/2036	296,410	[b]	295,671
Kraft Heinz Foods, Gtd. Notes		4.63	1/30/2029	525,000		598,480
Kraft Heinz Foods, Gtd. Notes		4.88	10/1/2049	255,000	[c]	282,085
Lamar Media, Gtd. Notes		3.75	2/15/2028	1,150,000	[c]	1,163,656
Lennar, Gtd. Notes		4.75	11/29/2027	820,000		937,875
Lennar, Gtd. Notes		5.25	6/1/2026	255,000		285,169
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	990,000	[c]	1,033,065
Long Beach Mortgage Loan Trust, Ser. 2004-1, Cl. M2, 1 Month LIBOR +.83%		1.00	2/25/2034	367,359	[b]	366,156
Marsh & McLennan, Sr. Unscd. Bonds	EUR	1.98	3/21/2030	2,190,000		2,918,301
MGM Growth Properties Operating Partnership, Gtd. Notes		5.75	2/1/2027	775,000		840,150
Molina Healthcare, Sr. Unscd. Notes		4.38	6/15/2028	525,000	[c]	558,353
Occidental Petroleum, Sr. Unscd. Notes		8.88	7/15/2030	950,000	[d]	1,071,125
Pepsico, Sr. Unscd. Notes	EUR	0.50	5/6/2028	3,375,000		4,086,500
Plains All American Pipeline, Sr. Unscd. Notes		3.55	12/15/2029	1,680,000		1,662,534
Quicken Loans, Gtd. Notes		5.75	5/1/2025	1,150,000	[c]	1,188,571
Raytheon Technologies, Sr. Unscd. Bonds	EUR	2.15	5/18/2030	1,950,000		2,563,505
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/2024	560,000	[c]	571,200
SBA Tower Trust, Scd. Notes		2.84	1/15/2025	1,675,000	[c]	1,753,119
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2		3.23	10/20/2024	800,000	[c]	800,477
Southern California Edison, First Mortgage Bonds		2.85	8/1/2029	1,250,000		1,358,011
Southern California Edison, First Mortgage Bonds		3.65	2/1/2050	1,075,000		1,233,341
Southern Copper, Sr. Unscd. Notes		5.88	4/23/2045	465,000		653,603
Sprint Communications, Gtd. Notes		7.00	8/15/2020	530,000		531,664
Steel Dynamics, Sr. Unscd. Notes		2.40	6/15/2025	240,000		252,237
Steel Dynamics, Sr. Unscd. Notes		3.25	1/15/2031	295,000		323,355
Steel Dynamics, Sr. Unscd. Notes		3.45	4/15/2030	475,000		532,551

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.0% (continued)
United States - 21.6% (continued)
Sunoco Logistics Partners Operations, Gtd. Notes		4.00	10/1/2027	1,180,000		1,209,737
Targa Resources Partners, Gtd. Bonds		5.13	2/1/2025	595,000		605,778
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	300,000	[c]	329,250
The AES, Sr. Unscd. Notes		5.13	9/1/2027	80,000		86,831
The AES, Sr. Unscd. Notes		6.00	5/15/2026	340,000		360,337
The Boeing Company, Sr. Unscd. Notes		3.20	3/1/2029	325,000		322,329
The Procter & Gamble Company, Sr. Unscd. Notes	EUR	2.00	11/5/2021	2,100,000		2,543,978
T-Mobile USA, Gtd. Notes		4.75	2/1/2028	1,075,000		1,166,214
United Rentals North America, Gtd. Notes		4.00	7/15/2030	850,000		880,813
VICI Properties, Gtd. Notes		3.50	2/15/2025	171,000	[c]	173,539
Western Midstream Operating, Sr. Unscd. Notes		4.10	2/1/2025	275,000		274,777
Western Midstream Operating, Sr. Unscd. Notes		5.05	2/1/2030	1,650,000		1,673,042
Western Midstream Operating, Sr. Unscd. Notes		4.65	7/1/2026	940,000		965,850
					90,736,781
Uruguay - .1%
Uruguay, Sr. Unscd. Bonds		4.38	1/23/2031	275,000		337,649
Total Bonds and Notes (cost $373,213,256)				398,999,109
Description	Annualized Yield (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 1.0%
U.S. Government Securities
U.S. Treasury Bills (cost $3,918,073)		0.11	1/14/2021	3,920,000	[f,g]	3,918,415
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,974,781)		0.26		7,974,781	[h]	7,974,781

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,159,770)	0.26	2,159,770	[h] 2,159,770
Total Investments (cost $387,265,880)		98.4%	413,052,075
Cash and Receivables (Net)		1.6%	6,914,037
Net Assets		100.0%	419,966,112

BBSW—Bank Bill Swap Rate

LIBOR—London Interbank Offered Rate

SONIA—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MYR—Malaysian Ringgit

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $109,001,790 or 25.95% of net assets.

d Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $2,099,963 and the value of the collateral was $2,159,770.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Held by a counterparty for open exchange traded derivative contracts.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Bond Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	−	10,169,936	−	10,169,936
Collateralized Loan Obligations	−	2,651,524	−	2,651,524
Commercial Mortgage-Backed	−	12,358,367	−	12,358,367
Corporate Bonds	−	164,969,959	−	164,969,959
Foreign Governmental	−	208,849,323	−	208,849,323
Investment Companies	10,134,551	−	−	10,134,551
U.S. Treasury Securities	−	3,918,415	−	3,918,415
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts ††	−	1,887,893	−	1,887,893
Futures ††	358,657	−	−	358,657
Swaps††	−	2,119,445	−	2,119,445

Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(2,332,771)	−	(2,332,771)
Futures††	(1,878,456)	−	−	(1,878,456)
Swaps††	−	(4,114,938)	−	(4,114,938)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon International Bond Fund

July 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	73	9/15/2020	7,671,152[a]	7,794,723	123,571
Australian 3 Year Bond	125	9/15/2020	10,451,434[a]	10,451,245	(189)
Canadian 10 Year Bond	135	9/21/2020	15,448,991[a]	15,591,847	142,856
Japanese 10 Year Bond	39	9/14/2020	56,045,222[a]	56,137,452	92,230
Futures Short
Euro 30 Year Bond	73	9/8/2020	18,350,146[a]	19,334,070	(983,924)
Euro-Bobl	32	9/8/2020	5,066,338[a]	5,097,791	(31,453)
Long Gilt	87	9/28/2020	15,651,767[a]	15,778,490	(126,723)
Long Term French Government Future	5	9/8/2020	974,101[a]	993,895	(19,794)
U.S. Treasury 10 Year Notes	4	9/21/2020	556,619	560,313	(3,694)
U.S. Treasury 5 Year Notes	54	9/30/2020	6,771,872	6,810,750	(38,878)
U.S. Treasury Long Bond	5	9/21/2020	863,430	911,406	(47,976)
U.S. Treasury Ultra Long Bond	36	9/21/2020	7,575,175	8,196,750	(621,575)
Ultra 10 Year U.S. Treasury Notes	6	9/21/2020	951,250	955,500	(4,250)
Gross Unrealized Appreciation				358,657
Gross Unrealized Depreciation				(1,878,456)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Bond Fund

July 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
Indian Rupee	156,650,000	United States Dollar	2,056,449	9/17/2020	27,525
Citigroup
Chinese Yuan Renminbi	122,900,000	United States Dollar	17,311,778	9/17/2020	236,424
United States Dollar	3,959,351	Singapore Dollar	5,515,000	9/17/2020	(54,814)
Swedish Krona	71,585,000	United States Dollar	8,057,744	8/28/2020	97,579
New Zealand Dollar	13,010,000	United States Dollar	8,643,900	8/28/2020	(15,310)
Czech Koruna	26,540,000	United States Dollar	1,134,091	9/17/2020	57,388
Goldman Sachs
Singapore Dollar	340,000	United States Dollar	243,782	9/17/2020	3,692
HSBC
Chinese Yuan Renminbi	18,355,000	United States Dollar	2,593,097	9/17/2020	24,626
Indian Rupee	160,950,000	United States Dollar	2,113,453	9/17/2020	27,726
Norwegian Krone	65,775,000	United States Dollar	7,171,755	8/28/2020	55,817
United States Dollar	5,757,140	British Pound	4,530,000	8/28/2020	(173,530)
J.P. Morgan Securities
Canadian Dollar	32,355,000	United States Dollar	24,160,880	8/28/2020	(3,978)
United States Dollar	4,464,036	Canadian Dollar	5,990,000	8/28/2020	(8,220)
United States Dollar	4,382,495	Euro	3,699,463	8/3/2020	24,443
Euro	5,150,000	United States Dollar	6,097,381	8/28/2020	(27,359)
Canadian Dollar	5,985,074	United States Dollar	4,460,153	8/4/2020	8,193
Polish Zloty	35,750,000	United States Dollar	9,092,643	9/17/2020	455,728
United States Dollar	6,249,110	Thai Baht	193,160,000	9/17/2020	55,474
British Pound	344,000	United States Dollar	439,938	8/28/2020	10,426
Russian Ruble	1,349,350,000	United States Dollar	19,225,618	9/17/2020	(1,141,816)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities (continued)
Indonesian Rupiah	39,116,620,000	United States Dollar	2,710,221	9/17/2020	(43,809)
Merrill Lynch, Pierce, Fenner & Smith
United States Dollar	14,159,779	Euro	12,035,000	8/28/2020	(25,213)
Danish Krone	15,330,000	United States Dollar	2,384,623	8/28/2020	41,704
Japanese Yen	7,546,200,000	United States Dollar	71,795,341	8/28/2020	(485,743)
United States Dollar	3,187,851	Japanese Yen	335,000,000	8/28/2020	22,189
Morgan Stanley
Malaysian Ringgit	1,775,000	United States Dollar	416,569	9/17/2020	1,240
United States Dollar	9,407,763	Swiss Franc	8,740,000	8/28/2020	(156,811)
Polish Zloty	38,350,000	United States Dollar	9,754,298	9/17/2020	488,500
Mexican Peso	254,000,000	United States Dollar	11,239,883	9/17/2020	102,542
UBS Securities
Chinese Yuan Renminbi	14,000,000	United States Dollar	1,976,564	9/17/2020	22,418
United States Dollar	3,385,049	Chinese Yuan Renminbi	24,000,000	9/17/2020	(41,776)
Australian Dollar	4,430,051	United States Dollar	3,187,775	8/4/2020	(22,675)
Australian Dollar	985,000	United States Dollar	698,846	8/28/2020	4,967
United States Dollar	10,907,754	Australian Dollar	15,210,000	8/28/2020	39,734
South Korean Won	11,174,405,000	United States Dollar	9,407,648	9/17/2020	(26,917)
Japanese Yen	1,322,410,000	United States Dollar	12,601,225	8/28/2020	(104,800)
Hungarian Forint	363,940,000	United States Dollar	1,204,445	9/17/2020	39,946
United States Dollar	3,788,766	Japanese Yen	396,854,328	8/3/2020	39,612
Gross Unrealized Appreciation					1,887,893
Gross Unrealized Depreciation					(2,332,771)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon International Bond Fund

July 31, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized (Depreciation) ($)
USD - 3 Month LIBOR	USD Fixed at 2.482	1/10/21	26,600,000	(299,132)
USD - 3 Month LIBOR	USD Fixed at 2.026	11/14/49	11,110,000	(3,815,806)
Gross Unrealized Depreciation				(4,114,938)

USD—United States Dollar

See notes to financial statements.

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Sold Contracts:[2]
Markit iTraxx Europe Senior Subordinate Financial Index Series 33 Received Fixed Rate of 1.00 3 Month	6/20/25	4,947,390	(116,686)	(143,878)	27,192
Markit CDX North America Investment Grade Index Series 34 Received Fixed Rate of 1.00 3 Month	6/20/25	4,700,000	73,205	(26,258)	99,463
Markit iTraxx Europe Senior Subordinate Financial Index Series 33 Received Fixed Rate of 1.00 3 Month	6/20/25	2,638,608	(62,232)	(166,611)	104,379
Markit CDX North America High Yield Index Series 34 Received Fixed Rate of 5.00 3 Month	6/20/25	4,380,400	134,075	(196,314)	330,389
Markit CDX North America High Yield Index Series 34 Received Fixed Rate of 5.00 3 Month	6/20/25	17,672,000	540,906	(967,194)	1,508,100
Markit iTraxx Europe Senior Subordinate Financial Index Series 33 Received Fixed Rate of 1.00 3 Month	6/20/25	2,620,939	(61,816)	(111,738)	49,922

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Gross Unrealized Appreciation				2,119,445

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

NOTES

(each, a “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are

NOTES

generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value

NOTES

of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure

NOTES

to the counterparty. Interest rate swaps open at July 31, 2020 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At July 31, 2020, accumulated net unrealized appreciation on investments was $25,786,195, consisting of $27,365,066 gross unrealized appreciation and $1,578,871 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.